SHORT TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
SHORT TERM AND LONG-TERM DEBT	SHORT TERM AND LONG-TERM DEBT

(in thousands of $)	June 30,	December 31,
	2022	2021
U.S. dollar denominated floating rate debt
$250 Million Facility	—	220,313
$50 million term loan under $100 Million Facility	—	44,080
Flex Rainbow Sale and Leaseback	—	131,906
$629 million term loan facility	597,565	613,512
Flex Amber Sale and Leaseback	143,367	147,712
$320 Million Sale and Leaseback	315,325	—
Total U.S. dollar floating rate debt	1,056,257	1,157,523

U.S. dollar denominated fixed rate debt
Hyundai Glovis Sale and Charterback	265,019	271,381
Volunteer Sale and Leaseback	156,184	159,448
Total U.S. dollar denominated fixed rate debt	421,203	430,829

U.S. dollar denominated revolving credit facilities
$50 million revolving tranche under $100 Million Facility	—	64,080
$250 million revolving tranche under $375 Million Facility	250,000	—
Total U.S. dollar denominated revolving credit facilities	250,000	64,080

Total debt	1,727,460	1,652,432

Less
Current portion of debt	(79,468)	(85,879)
Long-term portion of debt issuance costs	(14,289)	(14,606)
Long-term debt	1,633,703	1,551,947
As of June 30, 2022, the Company's only capital commitments relate to long-term debt obligations, summarized as follows:

(figures in thousands of $)
	Sale & Leaseback	Period repayment	Balloon repayment	Total
1 year	47,594	31,874	—	79,468
2 years	48,770	31,874	—	80,644
3 years	49,893	31,874	—	81,767
4 years	51,140	32,374	257,000	340,514
5 years	52,458	38,743	—	91,201
Thereafter	630,040	173,825	250,000	1,053,865
Total	879,895	340,564	507,000	1,727,459

Flex Rainbow Sale and Leaseback

In July 2018, the Company, through its wholly-owned subsidiary, Flex LNG Rainbow Ltd., which owned Flex Rainbow, entered into a sale and leaseback transaction (the "Flex Rainbow Sale and Leaseback"), for the vessel with a Hong Kong-based lessor for a lease period of 10 years. The gross sales price under the lease was $210 million, of which $52.5 million represented advance hire for the 10 years lease period. The agreement includes fixed price purchase options, whereby we have the option to re-purchase the vessel on or after the second anniversary of the agreement, and on each anniversary thereafter, until the end of the lease period. The bareboat rate payable under the lease has a fixed element, treated as principal repayment, and a variable element based on LIBOR plus a margin of 3.50% per annum calculated on the outstanding under the lease. The facility includes a covenant that requires us to provide additional security, by way of a deposit, as necessary to maintain the fair market value of the vessel at not less than a specified percentage of the principal amount outstanding under the lease.

In March 2022, the Company signed an agreement for the re-financing of the vessels Flex Rainbow, Flex Ranger and Flex Endeavour under the $375 Million Facility, as further described below. Upon closing of the transaction in May 2022, the total outstanding balance of $128.0 million under the Flex Rainbow Sale and Leaseback was fully prepaid.

As of June 30, 2022, the net outstanding balance under the lease was $nil (December 31, 2021: $131.1 million).

$250 Million Facility

In April 2019, the Company, through two of its vessel owning subsidiaries, entered into a $250 million secured term loan facility (the "$250 Million Facility") with a syndicate of banks for the part financing of the vessels Flex Constellation and Flex Courageous. The first $125 million tranche was drawn in June 2019 upon delivery of Flex Constellation, and the remaining $125 million tranche was drawn in August 2019 upon delivery of Flex Courageous. The facility has a term of 5 years from delivery of the last vessel, Flex Courageous, and bears interest at LIBOR plus a margin of 2.35% per annum.

In April 2022, the Company signed agreements for the re-financing of the vessels Flex Constellation and Flex Courageous under the $320 Million Sale and Leaseback, as further described below. Upon closing of the transaction in May 2022, the total outstanding balance of $217.2 million under the $250 Million Facility was prepaid in full.

As of June 30, 2022, the net outstanding balance under the facility was $nil (December 31, 2021: $219.2 million).

Hyundai Glovis Sale and Charterback

In April 2019, the Company, through two of its vessel owning subsidiaries, entered into sale and time charter agreements with Hyundai Glovis Co. Ltd. ("Hyundai Glovis") for the vessels Flex Endeavour and Flex Enterprise (the "Hyundai Glovis Sale and Charterback"). The transactions were executed at the end of July 2019, whereby the vessels were sold for a gross consideration of $210 million per vessel, with a net consideration of $150 million per vessel adjusted for a non-amortizing and non-interest bearing seller's credit of $60 million per vessel. The vessels have been chartered back on a time-charter basis to the vessel owning subsidiaries for a period of 10 years. The agreements include fixed price purchase options, whereby the Company will have annual options to acquire the vessels during the term of the time-charters. The first option is exercisable on the third anniversary of closing of the transactions and the last option at expiry of the 10 years charter periods. At the end of the 10 years charter periods, Hyundai Glovis will have the right to sell the vessels back to the Company for a net consideration of $75 million per vessel, net of the $60 million seller's credit per vessel.

In June 2022, the Company utilized the call options to repurchase the Flex Enterprise and Flex Endeavour for $137.0 million each as per the Hyundai Glovis Sale and Charterback agreement. The Flex Enterprise was delivered to the Company in August 2022, as further described in Note 16: Subsequent events and the Flex Endeavour is scheduled for re-delivery to the Company in September 2022. Following the re-deliveries, Flex Enterprise will be unencumbered and the Company will draw $125 million under the term tranche of the $375 Million Facility following the delivery of Flex Endeavour, as further described below.

As of June 30, 2022, the total net outstanding balance under the leases was $263.3 million (December 31, 2021: $269.5 million).

$100 Million Facility

In July 2019, the Company, through one of its vessel owning subsidiaries, entered into a $100 million term loan and revolving credit facility (the "$100 Million Facility") with a syndicate of banks to refinance the vessel Flex Ranger. The facility is divided into a $50 million term loan and a $50 million revolving credit facility. The facility has a term of 5 years and bears interest of LIBOR plus a margin of 2.25% per annum. In March 2021, the Company signed an addendum to the $100 Million Facility, whereby the revolving tranche under the facility was increased by $20 million. The $20 million increase is non-amortizing and bears interest at LIBOR plus a margin of 2.25% per annum for any drawn amounts. The facility contains financial covenants, as described further below.

In March 2022, the Company signed an agreement for the re-financing of the vessels Flex Rainbow, Flex Ranger and Flex Endeavour under the $375 Million Facility, as further described below. Upon closing of the transaction in May 2022, the total outstanding balance of $106.8 million under the $100 Million Facility, was prepaid in full.

As of June 30, 2022, the net outstanding balance under the facility was $nil (December 31, 2021: $108.1 million).

$629 Million Term Loan Facility

In February 2020, the Company, through five of its vessel owning subsidiaries, entered into a $629 million term loan facility (the "$629 Million Term Loan Facility"), with a syndicate of banks and the Export-Import Bank of Korea ("KEXIM") for five vessels, delivered during 2020. The facility is divided into a commercial bank loan of $250 million (the "Commercial Loan"); a KEXIM guaranteed loan, funded by commercial banks, of $189.1 million (the "KEXIM Guaranteed Loan"); and a KEXIM direct loan of $189.9 million (the "KEXIM Direct Loan").The facility includes an accordion option of up to $10 million per vessel subject acceptable long-term employment, which was utilized to increase the Commercial Loan on the Flex Artemis by $10 million in July 2020.

The Commercial Loan bears interest at LIBOR plus a margin of 2.35% per annum and has a final maturity date of November 30, 2025. The KEXIM Guaranteed Loan bears interest at LIBOR plus a margin of 1.20% per annum and the KEXIM Direct Loan at LIBOR plus a margin of 2.25% per annum. The KEXIM Guaranteed Loan has a term of 6 years from delivery of each vessel and the KEXIM Direct Loan a term of 12 years from delivery of each vessel, provided however that these loans will mature at the same time as the Commercial Loan if the Commercial Loan has not been refinanced at terms acceptable to the lenders. The facility includes various financial covenants, as described below.

As of June 30, 2022, the net outstanding balance under the facility was $587.4 million (December 31, 2021: $602.1 million).
Flex Amber Sale and Leaseback

In June 2020, the Company, through one of its vessel owning subsidiaries, entered into a sale and leaseback transaction (the "Flex Amber Sale and Leaseback") with an Asian based leasing house for the newbuilding Flex Amber. Under the terms of the transaction, the vessel will be sold for a gross consideration of $206.5 million, with a net consideration of $156.4 million adjusted for an advance hire of $50.1 million. The vessel will be chartered back on a bareboat basis for a period of 10 years. The agreement includes fixed price purchase options, whereby the Company has options to re-purchase the vessel at or after the first anniversary of the agreement, and on each anniversary thereafter. At the end of the lease period, the Company has an obligation to purchase the vessel for $69.5 million. The bareboat rate payable under the lease has a fixed element, treated as principal repayment, and a variable element based on LIBOR plus a margin of 3.20% per annum calculated on the principal outstanding under the lease. The facility includes various financial covenants, as described below.

As of June 30, 2022, the net outstanding balance under the facility was $141.8 million (December 31, 2021: $146.0 million).

Flex Volunteer Sale and Leaseback

In November 2021, the Company, through one of its vessel owning subsidiaries, entered into a sale and leaseback agreement with a Japanese based lessor for the vessel, Flex Volunteer (the "Flex Volunteer Sale and Leaseback"). The transaction was executed in December 2021, whereby the vessel was sold for a gross consideration of $215.0 million, with a net consideration to the Company of $160.0 million adjusted for a Charterers' down payment of $55.0 million. The agreement is treated as a financing arrangement for accounting purposes, whereby the net consideration received is considered the financed amount. The vessel has been chartered back on a bareboat charter basis for a period of 10 years with a fixed daily rate of hire rate, split as interest and principal repayments. At the end of the ten-year bareboat charter period, the Company has the right to buy and the lessor has the right to sell the vessel for a consideration of $80.0 million.
As of June 30, 2022, the net outstanding balance under the facility was $154.3 million (December 31, 2021: $157.4 million).
$375 Million Facility

In March 2022, the Company signed a $375 million term and revolving credit facility with a syndicate of banks. The facility is comprised of a $125.0 million term loan with a 6 years year repayment profile and a non-amortizing $250.0 million revolving credit facility, resulting in an average age adjusted repayment profile of 22 years. The facility has an accordion option to add an additional $125 million by adding an additional vessel as nominated by the Company within 36 months from the closing date of the agreement. The facility bears interest at SOFR plus a margin of 210 basis points per annum.

The commitments under both the term loan Facility and the revolving Facility shall be split with 1/3 allocated to each respective borrower after the initial utilization phase. During the initial utilization phase, the following adjustments will apply: all commitments in respect of Flex Ranger and Flex Rainbow shall be made available under the revolving facility until the earlier of a) utilization in respect of Flex Endeavour and b) 30 August 2022, following which 1/3 of all commitments for all Vessels shall constitute the term loan facility. The facility contains financial covenants, as described further below.

In the six months ended June 30, 2022, the Company drew down $250 million under the revolving tranche of the $375 Million Facility. In connection with the drawdowns, the Company prepaid the full amount outstanding of $106.8 million under the $100 Million Facility, and prepaid the full amount outstanding of $128.0 million under the Flex Rainbow Sale and Leaseback, as previously mentioned. In accordance with the initial utilization phase, the term tranche of the facility was not available as of June 30, 2022 and is due to be drawn as part of the re-financing of Flex Endeavour in the third quarter 2022.

As of June 30, 2022, the net outstanding balance under the facility was $250.0 million.

$320 Million Sale and Leaseback

In April 2022, the Company, through its vessel owning subsidiaries, signed an agreement with an Asian based lease provider for an aggregate of $320 million for two separate sale and bareboat leaseback agreements to re-finance the existing facility for Flex Constellation and Flex Courageous. Under the terms of the two sale and leaseback agreements, the vessels were sold for gross consideration equivalent to the market value of each vessel and net consideration to the Company was $160.0 million per vessel, adjusted for an advance hire per vessel.

The term of each lease is 10 years and the Company has options to repurchase the vessels after 3 years. At the expiry of the ten-year charter period the Company has an obligation to repurchase the vessels for $66.5 million per vessel reflecting an age adjusted repayment profile of 20 years. The agreement bears interest at SOFR plus 250 basis points per annum.

The facility contains a collateral maintenance test, necessary to maintain the fair market value of the vessel securing the loan facility at not less than specified percentages of the principal amount outstanding under the loan facility.

In May 2022, upon closing of the transaction and delivery of the vessels Flex Constellation and Flex Courageous, the Company received net consideration, after deducting for financing costs, of $317.1 million. The Company used a portion of the proceeds to prepay the full amount outstanding of $217.2 million under the $250 Million Facility.

As of June 30, 2022, the net outstanding balance under the facility was $312.3 million.

Loan covenants
Certain of our financing agreements discussed above, have, amongst other things, the following financial covenants, as amended or waived, which are tested quarterly, the most stringent of which require us (on a consolidated basis) to maintain:

• a book equity ratio of minimum 0.25 to 1.0;

• a positive working capital;

• minimum liquidity, including undrawn credit lines with a remaining term of at least six months, being the higher of:
(i) $25 million; and (ii) an amount equal to five percent (5%) of our total interest bearing financial indebtedness net of any cash and cash equivalents; and

•collateral maintenance test, ensuring that the aggregate value of the vessels making up the facility in question exceeds the aggregate value of the debt commitment outstanding.

As of June 30, 2022, all financial covenants have been met accordingly.